Note 10 - Stock Options and Warrants (Detail) - Common Stock Options (USD $)	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Number Outstanding	6,035,000		3,040,000	3,040,000	1,000,000
Weighted Average Exercise Price (in Dollars per share)	$ 0.208		$ 0.188	$ 0.188	$ 0.325
Weighted Average Remaining Contractual Life	7 years 6 months	5 years	6 years	4 years 292 days	6 years 6 months
Number Outstanding	2,340,000		3,115,000	2,040,000
Weighted Average Exercise Price (in Dollars per share)	$ 0.165		$ 0.229	$ 0.122
Weighted Average Remaining Contractual Life	8 years 36 days		7 years 328 days	5 years 146 days
Number Outstanding	(30,000)		(20,000)
Weighted Average Exercise Price (in Dollars per share)	$ (0.120)		$ (0.100)
Number Outstanding	(105,000)		(100,000)
Weighted Average Exercise Price (in Dollars per share)	$ (0.212)		$ (0.246)
Number Outstanding	8,240,000	3,040,000	6,035,000	3,040,000	3,040,000
Weighted Average Exercise Price (in Dollars per share)	$ 0.199	$ 0.188	$ 0.208	$ 0.188	$ 0.188